Dear Fellow Shareholders,

    The past six months have continued to astound bears as the stock market rocketed to new high ground. As shareholders in the Domini Social Equity Fund
(DSEF), you and I have enjoyed the continuation of the most extraordinary bull market in memory. For the six months ended January 31, 1997, the Fund enjoyed a total return of 25.6%. We continue to be pleased with our Fund's performance and with the fact that its record so closely mirrors broad market behavior.

    In this semi-annual report we review our Fund's policies regarding shareholder activism. The DSEF has both financial and social objectives. To meet these objectives, we screen the companies in which the Fund invests and use our voice as an investor to vote and file shareholder resolutions.

    While the Fund has always voted shareholder resolutions consistently with our social screens, we began initiating shareholder dialogues in 1994 and gradually increased our involvement as assets and resources grew. During the 1997 proxy season, we participated in conversations with seven companies over a broad range of corporate practices. These range from requests to link executive compensation to social and environmental performance to reviews of operations abroad and indirect participation in the tobacco industry.

    In 1997, the DSEF will continue its emphasis on employment-related issues and on non-U.S. operations -- despite the SEC's position that employment issues are the business of management and not of shareholders. DSEF and its Portfolio Adviser, Kinder, Lydenberg, Domini & Co., Inc. have repeatedly written the SEC on the rights of shareholders to raise these issues with corporations. The heavy media coverage of Texaco's diverse workforce and corporate response and of Kathie Lee Gifford's sweatshop labor problems confirm that the public has deep concerns about corporate employment related issues and non-U.S. operations at corporations.

    This semi-annual report provides you with our voting position on most of the issues shareholders are raising this season. We continue to believe that an activist approach, together with solid corporate accountability research applied to investments, will provide shareholders with long term growth and a better world.

                                           Sincerely yours,

                                           Amy L. Domini

                            PROXY VOTING GUIDELINES

    Socially responsible investors eagerly await the proxy filing season as an opportunity to address companies on an ever-increasing range of issues. This year there are resolutions addressing standards of conduct for global operations, equal employment opportunity, insurance company investments in the tobacco industry, environmental performance, and executive compensation, just to name a few.

    The text that follows has been taken from the Domini Social Equity Fund Proxy Voting Guidelines, a standalone report that is available from the Fund by calling 1-800-762-6814. These Guidelines not only reflect how the Fund will vote its shares on various issues of concern to socially responsible investors, they are meant to be a tool for social investors to use in voting the shares of stock they may hold individually.

    Shareholders are the owners of corporations, and with the rights of ownership come certain responsibilities. Voting proxies in a way that is consistent with our purpose as social investors is one of those responsibilities. While success on the road to greater corporate accountability is measured by management's attention to the issues rather than the vote count, it is often the voice of the shareholders that makes the difference.

                                   COMMUNITY

EQUAL CREDIT OPPORTUNITY

    Access to capital is essential to participating in our society. The Equal Credit Opportunity Act prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, and the like. Shareholders have asked for:

- Reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination;

- The development of "fair lending policies" that would assure access to credit for major disadvantaged groups and require annual reports to shareholders on their implementation; and

- The application by nonfinancial corporations, such as the auto companies, of Equal Credit Opportunity Act standards to their financial subsidiaries.

    The DSEF will SUPPORT these resolutions.

INSURANCE COMPANIES AND ECONOMICALLY
  TARGETED INVESTMENTS

    Economically Targeted Investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster, among many things, small businesses and farms, affordable housing and community development banks and credit unions. Insurance companies presently invest less than 0.1 percent of their more than $1.9 trillion in assets into ETIs. Shareholders have asked for reports outlining how insurers could implement an ETI program. The DSEF will SUPPORT these resolutions.

REDLINING

    "Redlining" is the systematic denial of services to an area based on its economic or ethnic profile. The term originated in banking, but the same practice infects businesses as different as insurance and supermarkets, and areas as broadly defined as "rural." Shareholders have asked management to appraise their lending practices and develop policies to avoid redlining. The DSEF will SUPPORT these resolutions.

VIOLENCE ON TELEVISION

    Children's television programming recently set an all-time record of 32 violent acts per hour. By the time children finish elementary school, on average they have watched 8,000 murders and 100,000 acts of violence. Shareholders have asked media companies and program sponsors for reports on standards for television program production and mechanisms for monitoring violent programming. The DSEF will SUPPORT these resolutions.

                                   DIVERSITY

BOARDS OF DIRECTORS -- NOMINATING WOMEN AND MINORITIES

    Shareholders have asked boards to make greater efforts to search for qualified female and minority candidates for nomination to the board of directors and to endorse a policy of board inclusiveness. The DSEF will SUPPORT these resolutions.

BOARD SLATES WITHOUT WOMEN OR MINORITIES

    Typically, a board committee selects nominees for the board, and they run unopposed. If the board or the slate does not include women or minorities, the DSEF will OPPOSE the board's nominees.

EQUAL EMPLOYMENT OPPORTUNITY AND AFFIRMATIVE
  ACTION REPORT

    All corporations have the power to promote equality in the workplace and the marketplace. Shareholders have asked for reports that may include:

- A chart identifying employees by sex, race and the various job categories defined by the EEOC;

- A description of affirmative action policies and programs in place;

- The company's Form EEO-1 disclosure report;

- A description of programs designed to increase the number of women and/or minority managers; and

- A description of programs directing the purchase of goods and services from minority and/ or female-owned businesses.

    The DSEF will SUPPORT these resolutions.

EQUALITY PRINCIPLES ON SEXUAL ORIENTATION

    In 1995, a coalition of advocacy groups and businesses, primarily in financial services, developed the Equality Principles on Sexual Orientation. The Principles call on companies to:

- Adopt written prohibitions against discrimination in employment based on sexual orientation;

- Recognize and grant equal status to employee groups formed to address sexual orientation issues in the workplace;

- Include sexual orientation issues in diversity training;

- Grant spousal benefits to domestic partners, regardless of sexual orientation; and

- Practice nondiscrimination in the sale of goods and services and the placement of advertisements.

    Shareholders have asked for reports on the implementation of the Principles. The DSEF will SUPPORT these resolutions.

                                  ENVIRONMENT

CERES PRINCIPLES

    The Coalition for Environmentally Responsible Economies (CERES) was formed in 1989 in the wake of the EXXON VALDEZ disaster. It developed a set of ten principles, now called the CERES Principles, to guide corporate decisions that affect the environment. By subscribing to the Principles, a company commits itself to:

- Work toward positive goals such as sustainable use of natural resources, energy conservation, and environmental restoration;

- Set definitive goals and a means of measuring progress; and

- Inform the public in an environmental report published in the format of a CERES report.

    Shareholders have submitted resolutions asking corporations to study the Principles or to subscribe to them. The DSEF will SUPPORT these resolutions.

ENVIRONMENTAL HAZARDS TO COMMUNITY

    The public has a right to know whether a company uses substances that pose an environmental health or safety risk to a community in which it operates. Shareholders have asked for the adoption of a policy making available information enabling neighbors to assess a facility's potential impact. The DSEF will SUPPORT these resolutions.

PAPER PRODUCTION -- CHLORINE BLEACHING

    The insatiable demands for paper have led to clear cutting of forest for pulp and the use of chlorine bleaching to achieve whiteness in the end product. As both these practices have dire environmental consequences, shareholders have asked that paper manufacturers phase out the production of paper using these processes. The DSEF will SUPPORT these resolutions.

PAPER PRODUCTION -- TELEPHONE DIRECTORIES

    Some producers of telephone books use paper derived from virgin rainforests. Since alternative sources of paper exist, shareholders have asked publishers to phase out the use of paper from these sources. The DSEF will SUPPORT these resolutions.

                              NON-U.S. OPERATIONS

GLOBAL COMPANIES -- STANDARDS OF CONDUCT

    Companies acting outside the cultures in which they originated face complex issues arising from the diverse cultures and political and economic contexts in which they operate. These issues include: human rights; just wages and safe working conditions; child labor; forced labor; freedom of association; and the environment. Shareholders have asked companies to develop and adopt codes of conduct to guide company policies, programs, and operations outside their culture of origin. The DSEF will SUPPORT these resolutions.

GLOBAL COMPANIES -- STANDARDS FOR VENDORS

    The outcry surrounding the offshore sweatshops supplying U.S. retailers has many origins. Underlying those protests, however, is a common assumption: U.S. corporations have the power to alter the conditions under which their vendors operate. Shareholders have asked companies for reports describing their vendors' standards, focusing especially on the workers' right to organize and working conditions. They have also asked for descriptions of compliance mechanisms and external monitoring programs. The DSEF will SUPPORT these resolutions.

INTERNATIONAL LENDING AND ECONOMIC
  DEVELOPMENT

    Shareholders have asked financial services companies to develop criteria for the evaluation, support, and use of intermediaries capable of promoting appropriate development in emerging economies. Others have asked for the disclosure of the criteria used in extending loans to developing countries to avoid adding to their $1.3 trillion debt to industrialized countries. Still others have asked for information on IMF-World Bank-enforced structural adjustment programs. These programs are supposed to help developing countries repay loans, but considerable evidence indicates their effects include:

- Encouraging capital flight from less economically developed countries;

- Eroding human and natural resources;

- Decreasing spending for health, education and housing: and

- Undermining a country's long-term capacity to repay its debts.

    The DSEF will SUPPORT these resolutions.

JUSTICE FOR INDIGENOUS PEOPLES

    Shareholders have asked companies to report on their mining operations on indigenous lands and to address the impact and implications of their activities on both the land and the people. The DSEF will SUPPORT these resolutions.

BURMA, CHINA AND INDONESIA

    The behavior of the Burmese, Chinese, and Indonesian governments have led to an international outcry. Since these economies are almost entirely government-controlled, corporations operating there inevitably provide financial support to the military regime. Shareholder resolutions include:

- Requests for comprehensive reports on corporate operations in the nation;

- To promote freedom of expression and freedom of association among employees; to use production methods that do not risk harm to the environment; and to prohibit the presence of the Chinese military on the premises;

- Use independent monitors to protect their vendors' workers.

    The DSEF will SUPPORT these resolutions.

MEXICO -- MAQUILADORAS

    Maquiladoras are facilities operated by U.S. companies just south of the U.S.-- Mexico border. There, Mexican workers -- paid a fraction of what U.S. workers would require to subsist --assemble parts made in the U.S. and ship the finished goods north. Shareholders may ask management to:

- Initiate a review of its Maquiladora operations, addressing issues such as environmental health and safety, or fair employment and wage practices, as well as standards of living and community impact; and

- Prepare a report with recommendations for changes in light of the findings.

    The DSEF will SUPPORT these resolutions.

NIGERIA

    In 1995, Nigeria's military government called international attention to its depredations when it executed nine dissidents after a drumhead trial. Shareholders have asked companies with operations in Nigeria to report on their businesses there and their relationships with the government. The DSEF will SUPPORT these resolutions.

NORTHERN IRELAND -- MACBRIDE PRINCIPLES

    The International Commission of Jurists has cited employment discrimination as one major cause of conflict in Northern Ireland. Shareholders have asked companies to make all lawful efforts to implement or increase activity on each of the nine MacBride Principles (equal employment opportunity principles). The DSEF will SUPPORT these resolutions.

                                    TOBACCO

SALES OF NON-TOBACCO PRODUCTS TO TOBACCO INDUSTRY

    Shareholders have asked companies making significant sales of non-tobacco products to the tobacco industry to study the effects of ending these transactions or to stop immediately. The DSEF will SUPPORT these resolutions.

TOBACCO SMOKE IN THE ENVIRONMENT

    The hazards of tobacco smoke in the environment --particularly indoors -- are well documented. Shareholders have requested that a company refrain from efforts to undermine legislation geared toward restricting smoking in public places. Shareholders have also asked restaurant and airline companies to adopt smoke-free policies. And, they have requested that new fast-food franchisees' facilities be smoke-free. The DSEF will SUPPORT these resolutions.

TOBACCO SALES TO MINORS

    In the United Kingdom, social investors with a tobacco screen eliminate supermarket chains because they sell cigarettes. U.S. investors have focused on tobacco product manufacturers, not retailers. However, U.S. shareholders have submitted resolutions asking management of grocery chains, convenience stores, service stations, and pharmacies to implement programs to ensure that they do not sell tobacco products to minors or to stop selling them altogether. The DSEF will SUPPORT these resolutions.

TOBACCO ADVERTISING

    Tobacco is among the most heavily advertized products in the U.S. Shareholders have asked media companies that profit from cigarette advertising to:

- Prepare reports that address the media's role in encouraging smoking, particularly among children;

- Develop policies and practices which would ensure that cigarette advertising is not manipulative or misleading; or

- Adopt voluntarily the 1996 Food & Drug Administration regulations pertaining to tobacco advertizing;

    The DSEF will SUPPORT these resolutions.

INSURANCE AND HEALTH CARE COMPANIES INVESTING
  IN TOBACCO

    Shareholders have asked insurance and health care company boards to report on the appropriateness of investments in the tobacco industry. They have also asked for reports on the impact smoking has on benefit payments for death, disease and property loss. The DSEF will SUPPORT these resolutions.

                     COMPARISON OF $10,000 INVESTMENT IN THE
                    DOMINI SOCIAL EQUITY FUND AND S&P 500(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               DOMINI SOCIAL EQUITY FUND (2)    S&P 500
6/28/1991                                            $10,000      $10,000
7/31/1991                                          10506.863    10465.702
10/31/1991                                          10591.34    10674.883
1/31/1992                                          11274.244    11203.277
4/30/1992                                          11274.244    11454.234
7/31/1992                                          11808.063    11801.917
10/30/1992                                         12074.972    11736.867
1/29/1993                                          12898.023    12386.892
4/30/1993                                           12629.09    12510.525
7/30/1993                                          12990.276    12829.978
10/29/1993                                         13650.614    13486.749
1/31/1994                                            13954.3    13978.901
4/29/1994                                          13210.071    13174.704
7/29/1994                                          13371.613    13491.024
10/31/1994                                          13856.65    14007.091
1/31/1995                                          13981.053    14052.532
4/28/1995                                          15213.357    15472.003
7/31/1995                                          16728.919    17008.207
10/31/1995                                           17416.1    17706.337
1/31/1996                                          18857.652    19479.201
4/30/1996                                          19494.581    20142.086
7/31/1996                                          19089.109    19823.666
10/31/1996                                         21215.199    21970.187
1/31/1997                                        $23,974.795  $24,607.555
Average Annual Total Return
1 Year Ended 1/31/97                                   27.1%
5 Years Ended 1/31/97                                  16.3%
Inception (6/3/91) to 1/31/97
(2)                                                    15.7%

(1) The performance information in this chart represents past performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(2) The Fund began investing in the stocks comprising the Domini Social Index on June 3, 1991. The above chart begins on June 30, 1991.

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 ISSUER                                                      SHARES      VALUE
 ----------------------------------------------------------  -------  ------------
 COMMON STOCKS -- 98.5%
 APPAREL -- 1.1%
      Brown Group Inc......................................      900  $     14,850
      Hartmarx Corp.(b)....................................    1,800        10,575
      Lands' End Inc.......................................    1,700        48,237
      Liz Claiborne, Inc...................................    3,900       164,288
      Nike Inc. (Class B)..................................   15,300     1,038,488
      Oshkosh B'Gosh, Inc. (Class A).......................      800        11,000
      Phillips-Van Heusen Corp.............................    1,400        18,900
      Reebok International Ltd.............................    3,200       152,000
      Russell Corp.........................................    2,200        70,950
      Stride Rite Corp.....................................    2,700        32,400
      Timberland Co.(b)....................................      600        26,625
      VF Corp..............................................    3,400       226,100
                                                                      ------------
                                                                         1,814,413
                                                                      ------------
 COMMERCIAL PRODUCTS & SERVICES -- 2.5%
      Autodesk Inc.........................................    2,400        75,900
      Banta Corp...........................................    1,850        43,475
      Centex Corp..........................................    1,600        62,400
      Cintas Corp..........................................    2,600       148,200
      Crown Cork & Seal Inc................................    6,800       391,000
      Deluxe Corp..........................................    4,700       144,525
      DeVRY Inc.(b)........................................    2,200        57,750
      Donnelley, (R.R.) & Sons.............................    8,100       253,125
      Fleetwood Enterprises, Inc...........................    1,900        50,825
      Fuller (H.B.) Co.....................................      800        39,900
      Graco Inc............................................      950        30,519
      Harland (J.H.) Co....................................    1,600        46,600
      HON Industries Inc...................................    1,600        57,200
      Ikon Office Solutions Inc............................    7,100       313,288
      Kaufman & Broad Home Corp............................    2,100        29,663
      Kelly Services (Class A).............................    1,775        49,700
      Miller, (Herman) Inc.................................    1,300        75,238
      Moore Corp., Ltd.....................................    5,300       109,975
      National Education Corp.(b)..........................    2,100        31,763
      National Service Industries, Inc.....................    2,400        92,100
      New England Business Services Inc....................      800        16,600
      Pitney Bowes Inc.....................................    8,000       461,000
      Rouse Co.............................................    3,000        93,000
      Sherwin-Williams Co..................................    4,600       255,300
      Sonoco Products Co...................................    4,805       128,534

 ISSUER                                                      SHARES      VALUE
 ----------------------------------------------------------  -------  ------------
 COMMERCIAL PRODUCTS & SERVICES -- CONTINUED
      Standard Register Co.................................    1,500  $     51,750
      TJ International Inc.................................    3,500        64,750
      Xerox Corp...........................................   18,100     1,061,113
                                                                      ------------
                                                                         4,235,193
                                                                      ------------
 CONSUMER PRODUCTS & SERVICES -- 0.2%
      American Greetings Corp. (Class A)...................    4,000       113,250
      Avery Dennison Corp..................................    5,700       208,762
      ISCO Inc.............................................      300         2,550
      Tennant Co...........................................      500        13,438
                                                                      ------------
                                                                           338,000
                                                                      ------------
 ENERGY -- 3.7%
      Amoco Corp...........................................   26,800     2,331,600
      Anadarko Petroleum Corp..............................    3,200       207,200
      Apache Corp..........................................    4,800       184,200
      Atlantic Richfield Co................................    9,000     1,190,250
      Consolidated Natural Gas Co..........................    5,100       283,687
      ENERGEN Corp.........................................      600        18,450
      Enron Corp...........................................   13,100       540,375
      Helmerich & Payne Inc................................    1,300        62,888
      Louisiana Land & Exploration Co......................    2,000       112,500
      OGE Energy Corp......................................    2,100        89,513
      Oryx Energy Co.(b)...................................    5,600       135,800
      Pennzoil Co..........................................    2,500       155,938
      Rowan Companies Inc.(b)..............................    4,700       118,675
      Santa Fe Energy Resources Inc.(b)....................    4,800        71,400
      Sonat Inc............................................    4,700       250,275
      Sun Co...............................................    3,900       102,862
      Williams Companies Inc...............................    9,000       361,125
                                                                      ------------
                                                                        6,216,7389
                                                                      ------------
 FINANCIAL -- 13.2%
      Ahmanson (H.F.) & Co.................................    5,700       213,750
      American Express Co..................................   26,200     1,634,225
      Banc One Corp........................................   23,095     1,047,935
      Bank of Boston.......................................    8,100       577,125
      BankAmerica Corp.....................................   19,700     2,199,012
      Bankers Trust (N.Y.) Corp............................    4,500       382,500
      Barnett Banks Inc....................................   10,400       457,600
      Beneficial Corp......................................    2,800       188,300

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
JANUARY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 ISSUER                                                      SHARES      VALUE
 ----------------------------------------------------------  -------  ------------
 FINANCIAL -- CONTINUED
      Block (H. & R.), Inc.................................    5,500  $    162,937
      Cincinnati Financial Corp............................    2,995       187,188
      CoreStates Financial Corp............................   11,700       582,075
      Dime Bancorp Inc.(b).................................    5,800        90,625
      Edwards (A.G.), Inc..................................    3,525       119,409
      Federal Home Loan Mortgage Corp......................   38,000     1,149,500
      Federal National Mortgage Association................   58,000     2,291,000
      Fifth Third Bancorp..................................    5,600       433,300
      First Chicago Corp...................................   17,206       982,893
      First Fed Financial Corp.(b).........................      600        13,200
      Golden West Financial Corp...........................    3,100       208,088
      Great Western Financial Corp.........................    7,100       224,538
      Household International Inc..........................    5,200       515,450
      MBNA Corp............................................   17,700       610,650
      Mellon Bank Corp.....................................    6,900       514,913
      Merrill Lynch & Co., Inc.............................   10,400       876,200
      Morgan (J.P.) & Co., Inc.............................   10,700     1,102,100
      Norwest Corp.........................................   20,500       976,312
      Piper Jaffray Inc....................................    1,000        17,625
      PNC Bank Corp........................................   18,300       727,425
      ReliaStar Financial Corp.............................    2,000       111,000
      Schwab (Charles) Corp................................    9,300       347,588
      Student Loan Marketing Association...................    2,900       315,738
      SunTrust Banks Inc...................................   11,800       590,000
      Transamerica Corp....................................    3,600       296,100
      Value Line Inc.......................................      500        15,125
      Vermont Financial Services Corp......................      200         7,925
      Wachovia Corp........................................    8,900       512,863
      Wells Fargo & Co.....................................    4,900     1,493,275
      Wesco Financial Corp.................................      400        78,000
                                                                      ------------
                                                                        22,253,489
                                                                      ------------
 FOODS & BEVERAGES -- 9.8%
      Ben & Jerry's (Class A)(b)...........................      700         8,225
      Campbell Soup Co.....................................   12,800     1,062,400
      Coca-Cola Co.........................................  134,700     7,795,762
      CPC International Inc................................    7,700       591,937
      Fleming Cos. Inc.....................................    2,000        32,250
      General Mills, Inc...................................    8,400       569,100
 ISSUER                                                      SHARES      VALUE
 ----------------------------------------------------------  -------  ------------
 FOODS & BEVERAGES -- CONTINUED
      Heinz (H.J.) Co......................................   19,900  $    800,975
      Hershey Foods Corp...................................    8,200       346,450
      Kellogg Co...........................................   11,700       814,612
      Odwalla Inc.(b)......................................    1,300        16,250
      PepsiCo, Inc.........................................   86,300     3,009,713
      Quaker Oats Co.......................................    7,200       276,300
      Ralston Purina Group.................................    5,600       440,300
      Smucker (J.M.) Co. (Class A).........................    1,500        26,250
      Super Valu Inc.......................................    3,600       111,150
      Sysco Corp...........................................    9,500       312,313
      TCBY Enterprises, Inc................................    1,300         5,525
      Tootsie Roll Industries, Inc.........................    1,145        43,939
      Wrigley, (Wm.) Jr. Co................................    6,200       360,375
                                                                      ------------
                                                                        16,623,826
                                                                      ------------
 HOUSEHOLD GOODS -- 5.7%
      Alberto Culver Co. (Class B).........................    1,500        78,187
      Avon Products, Inc...................................    7,100       445,525
      Bassett Furniture Industries, Inc....................      900        20,362
      Church & Dwight Co., Inc.............................    4,400       112,200
      Clorox Co............................................    2,700       320,287
      Colgate-Palmolive Co.................................    7,800       754,650
      Fedders Corp.........................................    2,200        13,750
      Handleman Co.(b).....................................    1,900        15,200
      Harman International Industries, Inc.................      930        43,129
      Hasbro Inc...........................................    4,600       181,700
      Huffy Corp...........................................      700         9,975
      Kimberly-Clark Corp..................................   15,232     1,485,120
      Leggett & Platt Inc..................................    4,900       157,413
      Mattel, Inc..........................................   14,685       413,016
      Maytag Co............................................    5,400       110,700
      Newell Co............................................    8,400       277,200
      Oneida, Ltd..........................................      800        13,900
      Procter & Gamble Co..................................   36,900     4,261,950
      Rubbermaid Inc.......................................    8,000       185,000
      Shaw Industries......................................    7,300       101,288
      Snap-On Tools Corp...................................    3,550       132,238
      Springs Industries Inc. (Class A)....................    1,100        46,475
      Stanhome, Inc........................................    1,100        28,463
      Stanley Works........................................    4,700       178,600
      Thomas Industries....................................      800        17,500

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
JANUARY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 ISSUER                                                      SHARES      VALUE
 ----------------------------------------------------------  -------  ------------
 HOUSEHOLD GOODS -- CONTINUED
      Whirlpool Corp.......................................    4,100  $    208,588
                                                                      ------------
                                                                         9,612,416
                                                                      ------------
 INSURANCE -- 6.1%
      Aetna Inc............................................    7,970       629,630
      American General Corp................................   11,300       450,587
      American International Group, Inc....................   25,400     3,076,575
      Chubb Corp...........................................    9,300       506,850
      CIGNA Corp...........................................    4,200       636,825
      General Re Corp......................................    4,400       710,600
      Hartford Steam Boiler................................    1,100        50,875
      Jefferson-Pilot Corp.................................    3,800       224,200
      Lincoln National Corp................................    5,600       300,300
      Marsh & McLennan Companies, Inc......................    3,800       409,450
      Providian Corp.......................................    5,000       269,375
      SAFECO Corp..........................................    6,700       254,600
      St. Paul Companies...................................    4,500       281,250
      Torchmark Corp.......................................    3,800       196,650
      Travelers Corp.......................................   34,600     1,812,206
      UNUM Corp............................................    3,900       294,938
      USF&G Corp...........................................    6,200       130,975
      USLIFE Corp..........................................    1,925        78,925
                                                                      ------------
                                                                        10,314,811
                                                                      ------------
 MANUFACTURING -- 2.0%
      Applied Materials, Inc.(b)...........................    9,500       469,062
      Boston Scientific Corp.(b)...........................    9,700       662,025
      Brady (W.H.) (Class A)...............................    1,400        32,200
      Case Corp............................................    4,000       212,000
      Cincinnati Milacron..................................    2,300        52,900
      Clarcor, Inc.........................................      900        22,387
      Deere & Co...........................................    4,300       611,325
      Dionex Corp.(b)......................................      800        32,400
      Fastenal Co..........................................    2,000        75,500
      Gerber Scientific....................................    1,200        17,100
      Goulds Pumps, Inc....................................    1,200        28,050
      Hunt Manufacturing Co................................      600        10,350
      Illinois Tool Works Inc..............................    6,600       538,725
      James River Corp. of Virginia........................    4,500       144,563
      Lawson Products, Inc.................................      800        17,700
      Millipore Corp.......................................    2,300        98,325
      Nordson Corp.........................................    1,000        60,750
      Thermo Electron Corp.(b).............................    7,930       270,611
 ISSUER                                                      SHARES      VALUE
 ----------------------------------------------------------  -------  ------------
 MANUFACTURING -- CONTINUED
      Watts Industries Inc. (Class A)......................    1,400  $     34,125
      Wellman Inc..........................................    1,700        29,963
      Zurn Industries Inc..................................      700        16,888
                                                                      ------------
                                                                         3,436,949
                                                                      ------------
 MEDIA -- 3.7%
      BET Holdings Inc. (Class A)(b).......................      900        23,625
      Comcast Corp. (Class A)..............................   17,300       317,888
      Disney (Walt) Co.....................................   37,100     2,717,575
      Dow Jones & Co. Inc..................................    5,300       210,012
      Frontier Corp........................................    8,700       190,313
      Harcourt General Inc.................................    3,900       176,475
      King World Productions Inc.(b).......................    2,000        78,250
      Lee Enterprises, Inc.................................    2,500        57,500
      McGraw-Hill Inc......................................    5,300       263,675
      Media General Inc. (Class A).........................    1,400        44,100
      Meredith Corp........................................    1,700        87,338
      New York Times Co. (Class A).........................    5,200       199,550
      Scholastic Corp.(b)..................................    2,200       129,800
      Tele-Communications, Inc. (Class A)(b)...............   35,300       469,931
      Times Mirror Co. (Class A)...........................    5,600       264,600
      US West Media Group(b)...............................   33,200       618,350
      Viacom Inc. (Class A)(b).............................    4,000       136,000
      Washington Post Co. (Class B)........................      600       200,400
                                                                      ------------
                                                                         6,185,382
                                                                      ------------
 MISCELLANEOUS -- 1.2%
      Allwaste, Inc.(b)....................................    2,000        10,750
      Avnet, Inc...........................................    2,300       142,312
      Bemis Co., Inc.......................................    2,800       114,450
      CPI Corp.............................................      600        11,100
      Cross (A.T.) Co. (Class A)...........................      900        10,800
      General Signal Corp..................................    2,600       117,650
      Hillenbrand Industries Inc...........................    3,800       147,250
      Ionics Inc.(b).......................................      900        45,113
      Jostens Inc..........................................    2,100        43,312
      Marriott International Corp..........................    7,400       393,125
      Omnicom Group, Inc...................................    4,300       209,088
      Polaroid Corp........................................    2,500       110,000

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
JANUARY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 ISSUER                                                      SHARES      VALUE
 ----------------------------------------------------------  -------  ------------
 MISCELLANEOUS -- CONTINUED
      Sealed Air Corp.(b)..................................    2,300  $     98,325
      Service Corp. International..........................   12,500       362,500
      Toro Co..............................................      800        28,100
      Whitman Corp.........................................    5,600       128,800
                                                                      ------------
                                                                         1,972,675
                                                                      ------------
 PHARMACEUTICALS AND HEALTH CARE -- 8.5%
      Acuson Corp. (b).....................................    1,500        38,063
      Allergan Inc.........................................    3,500       123,812
      Alza Corp.(b)........................................    4,500       129,937
      Angelica Corp........................................      800        15,300
      Apogee Enterprises, Inc..............................      700        26,425
      Becton Dickinson & Co................................    6,900       339,825
      Bergen Brunswig Corp. (Class A)......................    1,895        56,376
      Biomet Inc.(b).......................................    6,200        96,100
      Forest Laboratories, Inc.(b).........................    2,400        90,600
      Humana Inc.(b).......................................    8,600       163,400
      Johnson & Johnson....................................   72,000     4,149,000
      Manor Care Inc.......................................    3,700        94,350
      Medtronic Inc........................................   12,700       869,950
      Merck & Co., Inc.....................................   65,800     5,971,350
      Mylan Laboratories Inc...............................    9,600       157,200
      Natures Sunshine Products Inc........................      600        10,650
      Oxford Health Plans(b)...............................    4,000       217,500
      Schering-Plough Corp.................................   20,000     1,512,500
      St. Jude Medical Inc.(b).............................    4,500       170,438
      Stryker Corp.........................................    5,100       147,900
      Sunrise Medical Inc.(b)..............................    1,000        15,500
      Transitional Hospitals...............................    2,384        21,754
      United American Healthcare(b)........................      300         1,425
                                                                      ------------
                                                                        14,419,355
                                                                      ------------
 RESOURCE DEVELOPMENT -- 2.2%
      Air Products & Chemicals, Inc........................    5,900       421,112
      Aluminum Co. of America..............................    9,600       662,400
      ARCO Chemical Co.....................................    5,100       242,887
      Battle Mountain Gold Co..............................   11,900        77,350
      Betz Laboratories, Inc...............................    1,500        87,750
      Cabot Corp...........................................    4,200       100,275
      Calgon Carbon Corp...................................    2,200        25,025
      Consolidated Papers Inc..............................    2,400       114,300
      Cyprus Amax Minerals Co..............................    4,900       109,638
 ISSUER                                                      SHARES      VALUE
 ----------------------------------------------------------  -------  ------------
 RESOURCE DEVELOPMENT -- CONTINUED
      Echo Bay Mines Ltd...................................    7,400  $     47,638
      Inland Steel Industries Inc..........................    2,600        49,725
      Marquette Medical Sys................................    1,500        30,938
      Mead Corp............................................    2,800       157,500
      Morton International Inc.............................    7,700       312,813
      Nalco Chemical Co....................................    3,600       127,800
      Nucor Corp...........................................    4,750       247,000
      Praxair Inc..........................................    8,900       412,738
      Sigma-Aldrich Corp...................................    5,300       168,275
      Westvaco Corp........................................    5,400       157,950
      Worthington Industries, Inc..........................    4,800        93,000
                                                                      ------------
                                                                         3,646,114
                                                                      ------------
 RETAIL -- 8.6%
      Albertson's, Inc.....................................   13,400       469,000
      American Stores Co...................................    7,700       323,400
      Bob Evans Farms, Inc.................................    2,300        32,200
      Charming Shoppes Inc.(b).............................    5,600        26,600
      Circuit City Stores Inc..............................    5,300       186,163
      Claire's Stores Inc..................................    2,500        35,625
      CVS Corp.............................................    6,200       268,150
      Dayton-Hudson Corp...................................   11,600       436,450
      Dillard Department Stores............................    6,300       188,213
      Dollar General Corp..................................    4,207       130,433
      Egghead Inc.(b)......................................      900         4,838
      Gap, Inc.............................................   15,000       431,250
      Giant Food Inc. (Class A)............................    3,200       105,600
      Gibson Greetings Inc.(b).............................      900        16,650
      Great Atlantic & Pacific Tea Co., Inc................    2,000        62,500
      Hannaford Brothers Co................................    2,200        76,175
      Hechinger Co. (Class A)..............................      800         1,625
      Home Depot, Inc......................................   25,933     1,283,684
      International Dairy Queen, Inc. (Class A)(b).........    1,300        25,675
      K-Mart Corp.(b)......................................   25,900       288,138
      Kroger Co.(b)........................................    7,000       334,250
      Lillian Vernon Corp..................................      500         6,500
      Limited, Inc.........................................   14,400       246,600
      Longs Drug Stores, Inc...............................    2,400        58,200
      Lowe's Companies, Inc................................    9,100       301,438
      Luby's Cafeterias, Inc...............................    1,300        26,487
      May Department Stores Co.............................   13,400       596,300
      McDonald's Corp......................................   37,700     1,715,350
      Mercantile Stores Co., Inc...........................    2,000        98,000
      Nordstrom Inc........................................    4,300       159,637

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
JANUARY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 ISSUER                                                      SHARES      VALUE
 ----------------------------------------------------------  -------  ------------
 RETAIL -- CONTINUED
      Penney, J.C. Co., Inc................................   12,200  $    577,975
      Pep Boys.............................................    3,300       104,775
      Price/Costco Inc.(b).................................   11,015       293,274
      Ruby Tuesday.........................................      900        16,088
      Ryan's Family Steakhouse, Inc.(b)....................    2,700        20,925
      Sears Roebuck & Co...................................   21,200     1,017,600
      Skyline Corp.........................................      500        11,688
      Specs Music Inc.(b)..................................      200           125
      Starbucks Corp.(b)...................................    4,100       140,425
      Tandy Corp...........................................    3,200       144,800
      TJX Companies Inc....................................    4,000       159,000
      Toys 'R' Us, Inc. (b)................................   14,720       368,000
      Wal-Mart Stores, Inc.................................  123,600     2,935,500
      Walgreen Co..........................................   13,200       542,850
      Whole Foods Market(b)................................    3,300        59,813
      Woolworth (F.W.) Co.(b)..............................    7,200       146,700
                                                                      ------------
                                                                        14,474,669
                                                                      ------------
 TECHNOLOGIES -- 20.6%
      3Com Corp.(b)........................................    9,000       604,125
      Advanced Micro Devices, Inc.(b)......................    7,300       255,500
      Airborne Freight Corp................................    1,200        32,100
      Alaska Air Group, Inc.(b)............................      800        17,300
      Amdahl Corp.(b)......................................    6,400        73,600
      American Power Conversion Corp.(b)...................    5,100       137,381
      Analog Devices, Inc.(b)..............................   11,999       346,499
      Apple Computer, Inc..................................    6,600       109,725
      Automatic Data Processing, Inc.......................   15,400       637,175
      Baldor Electric Co...................................    1,400        35,875
      Borland International, Inc.(b).......................    1,900        12,112
      Cisco Systems, Inc.(b)...............................   35,300     2,462,175
      Compaq Computer Corp.(b).............................   15,200     1,320,500
      Computer Assoc. International Inc....................   19,400       880,275
      Cooper Industries Inc................................    5,700       245,812
      Digital Equipment Corp.(b)...........................    8,300       311,250
      DSC Communications Corp.(b)..........................    6,200       139,500
      Grainger, (W.W.) Inc.................................    2,700       208,575
 ISSUER                                                      SHARES      VALUE
 ----------------------------------------------------------  -------  ------------
 TECHNOLOGIES -- CONTINUED
      Hewlett-Packard Co...................................   55,300  $  2,910,162
      Hubbell Inc. (Class B)...............................    3,560       157,530
      Intel Corp...........................................   44,600     7,236,350
      International Business Machines Inc..................   28,700     4,513,075
      MCI Communications Corp..............................   37,200     1,306,650
      Merix Corp...........................................      300         5,662
      Micron Technology, Inc...............................   11,400       396,150
      Microsoft Corp.......................................   64,500     6,579,000
      Molex, Inc...........................................    5,400       206,550
      National Semiconductor Corp.(b)......................    7,500       208,125
      Novell Inc.(b).......................................   18,700       236,087
      Perkin-Elmer Corp....................................    2,400       167,700
      Quarterdeck Corp.(b).................................    1,900         9,738
      Raychem Corp.........................................    2,500       216,563
      Shared Medical Systems Corp..........................    1,400        66,063
      Solectron Corp.(b)...................................    2,900       174,725
      Sprint Corp..........................................   23,100       941,325
      Stratus Computer Inc.(b).............................    1,400        44,450
      Sun Microsystems Inc.(b).............................   20,000       635,000
      Tandem Computers Inc.(b).............................    6,400        88,800
      Tektronix, Inc.......................................    2,000        99,250
      Tellabs, Inc.(b).....................................   10,000       411,875
      Thomas & Betts Corp..................................    2,800       131,250
      Xilinx Inc.(b).......................................    4,400       200,200
                                                                      ------------
                                                                        34,771,759
                                                                      ------------
 TRANSPORTATION -- 1.6%
      AMR Corp.(b).........................................    4,700       378,350
      Consolidated Freightways, Inc........................    1,200        10,500
      CSX Corp.............................................        0       552,900
      Delta Air Lines, Inc.................................    4,000       316,000
      Federal Express Corp.(b).............................    6,100       312,625
      GATX Corp............................................    1,100        53,763
      Norfolk Southern Corp................................    6,800       602,650
      Roadway Services.....................................    1,100        22,550
      Ryder System, Inc....................................    4,600       131,100
      Southwest Airlines Inc...............................    8,000       176,000
      UAL Corp.(b).........................................    3,100       175,150
      Yellow Corp.(b)......................................    1,500        25,688
                                                                      ------------
                                                                         2,757,276
                                                                      ------------

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
JANUARY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 ISSUER                                                      SHARES      VALUE
 ----------------------------------------------------------  -------  ------------
 UTILITIES -- 7.5%
      AGL Resources Inc....................................    3,100  $     64,713
      American Water Works Co., Inc........................    4,100        95,325
      Ameritech Corp.......................................   29,700     1,774,575
      Bell Atlantic Corp...................................   23,600     1,587,100
      BellSouth Corp.......................................   54,200     2,405,125
      Brooklyn Union Gas Company...........................    2,600        77,025
      California Energy Co., Inc.(b).......................    3,500       134,312
      Citizens Utilities Co. (Class A)(b)..................   12,535       142,589
      Connecticut Energy Corp..............................      700        16,013
      Eastern Enterprises..................................    1,100        36,162
      El Paso Natural Gas Co...............................    3,000       161,625
      Equitable Resources Inc..............................    1,900        61,750
      Idaho Power Co.......................................    2,200        68,475
      LG & E Energy Corp...................................    3,500        84,875
      MCN Corp.............................................    3,600       116,550
      NICOR Inc............................................    2,700        97,538
      Noram Energy Corp....................................    7,300       114,063
      Northwestern Public Service Co.......................      500        18,937
      NYNEX................................................   24,000     1,215,000
      ONEOK Inc............................................    1,500        44,438
      Pacific Enterprises..................................    4,400       132,550
      Pacific Telesis Group................................   23,400       918,450
      Peoples Energy Corp..................................    1,900        63,175
      Potomac Electric
       Power Co............................................    6,300       155,925
      Public Service Co. of Colorado.......................    3,600       140,400
      SBC Telecommunications...............................   32,500     1,783,423
      Southern New England Telecom.........................    3,500       130,375
 ISSUER                                                      SHARES      VALUE
 ----------------------------------------------------------  -------  ------------
 UTILITIES -- CONTINUED
      Telephone & Data Systems.............................    3,300  $    125,813
      US West Communications Group.........................   25,300       831,738
      Washington Gas Light Co..............................    2,300        50,888
                                                                      ------------
                                                                        12,648,927
                                                                      ------------
 VEHICLE COMPONENTS -- 0.5%
      Cooper Tire & Rubber Co..............................    4,500        91,125
      Cummins Engine Inc...................................    2,100       110,513
      Dana Corp............................................    5,400       176,175
      Federal-Mogul Corp...................................    1,900        44,650
      Genuine Parts........................................    6,400       282,400
      Modine Manufacturing Co..............................    1,600        45,600
      Smith (A.O.).........................................    1,200        40,050
      Spartan Motors Inc.(b)...............................      700         5,338
      SPX Corp.............................................      800        32,500
                                                                      ------------
                                                                           828,352
                                                                      ------------
         Total Common Stocks (cost $121,975,433)....................
                                                                       166,550,344
                                                                      ------------
     OTHER ASSETS, LESS LIABILITIES --
      1.5%..........................................................     2,553,600
                                                                      ------------
     NET ASSETS --100.0%............................................  $169,103,944
                                                                      ------------
                                                                      ------------

------------

(a)The aggregate cost for federal income tax purposes is $121,975,432, the aggregate gross unrealized appreciation is $46,017,567, and the aggregate gross unrealized depreciation is $1,442,656, resulting in net unrealized appreciation of $44,574,911.

(b)Non-income producing security.

                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
    Investments at value (Cost $121,975,433) (Note 1)........................  $166,550,344
    Cash.....................................................................     2,224,657
    Receivable for securities sold...........................................       483,050
    Dividends receivable.....................................................       218,065
                                                                               ------------
        Total assets.........................................................   169,476,116
                                                                               ------------
LIABILITIES:
    Payable for securities purchased.........................................       325,563
    Sponsorship fee payable (Note 2).........................................        46,609
                                                                               ------------
        Total liabilities....................................................       372,172
                                                                               ------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS.....................  $169,103,944
                                                                               ------------
                                                                               ------------
NET ASSETS CONSIST OF:
    Paid in capital..........................................................  $169,103,944
                                                                               ------------
                                                                               ------------

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends (net of foreign withholding tax of $339)........................  $ 1,066,890
EXPENSES (NOTE 2):
    Expense payment and sponsorship fees......................................      211,362
    Custody fees offset by compensating balances..............................       30,572
                                                                                -----------
    Total expenses............................................................      241,934
      Fees paid indirectly....................................................      (30,572)
                                                                                -----------
      Net expenses                                                                  211,362
                                                                                -----------

NET INVESTMENT INCOME.........................................................      855,528
NET REALIZED GAIN ON INVESTMENTS (NOTE 3):
    Proceeds from sales...........................................   1,054,315
    Cost of securities sold.......................................     795,862
                                                                    ----------
        Net realized gain on investments......................................      258,453
NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS:
    Beginning of period...........................................  16,620,535
    End of period.................................................  44,574,911
                                                                    ----------
        Net change in unrealized appreciation.................................   27,954,376
                                                                                -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................  $29,068,357
                                                                                -----------
                                                                                -----------

                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     FOR THE
                                                                                   SIX MONTHS
                                                                                      ENDED           FOR THE
                                                                                JANUARY 31, 1997    YEAR ENDED
                                                                                   (UNAUDITED)     JULY 31, 1996
                                                                                -----------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
    Net investment income.....................................................    $     855,528     $ 1,132,780
    Net realized gain on investments..........................................          258,453         697,337
    Net change in unrealized appreciation of investments......................       27,954,376       6,861,507
                                                                                -----------------  -------------
        Net Increase in Net Assets Resulting from Operations..................       29,068,357       8,691,624
                                                                                -----------------  -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
    Additions.................................................................       49,705,015      52,533,365
    Reductions................................................................      (10,069,986)    (14,827,219)
                                                                                -----------------  -------------
        Net Increase from Transactions in Investors' Beneficial Interests.....       39,635,029      37,706,146
                                                                                -----------------  -------------
            Total increase in net assets......................................       68,703,386      46,397,770

NET ASSETS:
    Beginning of year.........................................................      100,400,558      54,002,788
                                                                                -----------------  -------------
    End of year...............................................................    $ 169,103,944     $100,400,558
                                                                                -----------------  -------------
                                                                                -----------------  -------------

-------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED
                                                 JANUARY 31,                 FOR THE YEAR ENDED JULY 31,
                                                    1997      ---------------------------------------------------------
                                                 (UNAUDITED)    1996       1995       1994        1993         1992
                                                 -----------  ---------  ---------  ---------  -----------  -----------

FINANCIAL HIGHLIGHTS:
    Ratio of net investment income to average
      net assets...............................    1.35%1       1.48%    1.85%   2.13%     1.88%     1.99%
    Expenses as a percentage of average net
      assets:
    Total expenses.............................    0.39%1,2,3   0.94%2,3 0.53%3  0.42%3    0.29%3    0.29%3
    Expenses paid by Portfolio.................    0.33%        0.50%    0.43%   0.29%     0.29%     0.29%
    Portfolio turnover rate....................       5%           5%       6%      8%        4%        3%
    Average commission rate paid per share.....    $0.05       $0.05        --      --        --        --

--------------------------------------------------------------------------------
(1) Annualized.
(2) Total expenses include Portfolio custody fees which were reduced by expense offset arrangements. These offsets reduced expenses paid by the Portfolio by 0.05% in the six months ended January 31, 1997 and 0.09% for the year ended July 31, 1996.
(3) Total expenses include expenses waived by the advisor and administrator in fiscal years ended through July 31, 1995 and expenses paid by the administrator or sponsor in excess of expense payment fees in the year ended July 31, 1996 and thereafter.

                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. Domini Social Index Portfolio (the "Index Portfolio") is registered under the Investment Company Act of 1940 (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Index Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini Social Index (the "Index"), which is a common stock index developed and maintained by Kinder, Lydenberg, Domini & Co., Inc. ("KLD"), the Index Portfolio's Adviser. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Index Portfolio. The Index Portfolio commenced operations upon effectiveness on August 10, 1990 and began investment operations on June 3, 1991.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Index Portfolio's significant accounting policies.

    A. VALUATION OF INVESTMENTS: The Index Portfolio values securities at the last reported sale price, or at the last reported bid price if no sales are reported.

    B.  DIVIDEND INCOME:  Dividend income is recorded on the ex-dividend date.

    C. FEDERAL TAXES: The Index Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for Federal taxes is deemed necessary.

    D. OTHER: Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2.  TRANSACTIONS WITH AFFILIATES.

    A. INVESTMENT ADVISORY FEES: The Index Portfolio has retained KLD as the Investment Adviser of the Index Portfolio. The services provided by KLD consist of the determination of the stocks to be included in the Index and evaluating, in accordance with KLD's criteria, debt securities which may be purchased by the Index Portfolio. For its services under the Investment Advisory Agreement, KLD receives from the Index Portfolio a fee accrued daily at an annual rate equal to 0.025% of the Index Portfolio's average daily net assets. Prior to October 4, 1996, KLD received an investment advisory fee accrued daily at an annual rate equal to 0.050% of the Index Portfolio's average daily net assets.

    B. INVESTMENT MANAGEMENT FEES: The Index Portfolio has retained Mellon Equity Associates ("MEA") as the Investment Manager of the Index Portfolio. MEA does not determine the composition of the Index. Under the Management Agreement, the Index Portfolio pays MEA an investment management fee equal on an annual basis to 0.10% of the Index Portfolio's average daily net assets. Prior to October 4, 1996, MEA received a fee based on the following percentages of the Index Portfolio's average daily net assets for its then-current fiscal year:
0.10% of assets up to $50 million; 0.30% of assets between $50 million and $100 million; 0.20% of assets between $100 million and $500 million; and 0.15% of assets over $500 million.

    C. SPONSOR FEES: Pursuant to a Sponsorship Agreement dated November 6, 1996, KLD agreed to pay all of the ordinary operating expenses of the Index Portfolio except the sponsorship fee and excluding brokerage fees and commissions, interest, taxes and extraordinary expenses. Under this arrangement, KLD receives sponsorship fees from the Index Portfolio at an annual rate equal to 0.20% of the average daily net assets of the Index Portfolio. From October 4, 1996 to November 5, 1996, the Administrator, Signature Broker-Dealer Services, Inc. ("Signature"), received expense payment fees from the Index Portfolio at an annual rate equal to 0.20% of the average daily net assets of the Index Portfolio, and prior to October 4, 1996, at an annual rate equal to 0.50% of the average daily net assets of the Index Portfolio. The Sponsorship Agreement will terminate on December 31, 1999. For the six months ended July 31, 1997, the Sponsor and Administrator incurred approximately $217,798 in expenses on behalf of the Index Portfolio.

    D. ADMINISTRATION FEES: Pursuant to an Administrative Services Agreement between KLD and Signature, Signature serves as Administrator of the Index Portfolio. Certain officers of Signature serve as officers and trustees to the Index Portfolio. Under the Administrative Services Agreement, Signature provides management and administrative services necessary for the operations of the Index Portfolio, furnishes office space and facilities required for conducting the business of the Index Portfolio and pays the compensation of the Index Portfolio's officers and trustees affiliated with Signature. For these services Signature receives from the KLD a fee accrued daily at an annual rate equal to 0.025% of the Index Portfolio's average daily net assets.

3. INVESTMENT TRANSACTIONS. Purchase and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $39,763,129 and $1,054,315, respectively.

DOMINI SOCIAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
    Investments in Domini Social Index Portfolio, at value (Note 1)..........  $ 125,703,700
    Receivable for fund shares sold..........................................         47,044
                                                                               -------------
        Total Assets.........................................................    125,750,744
                                                                               -------------
LIABILITIES:
    Expense payment fee payable (Note 2).....................................         80,394
                                                                               -------------
NET ASSETS...................................................................  $ 125,670,350
                                                                               -------------
                                                                               -------------
NET ASSETS CONSIST OF:
    Paid-in capital..........................................................  $  85,494,238
    Undistributed net investment income......................................         70,562
    Accumulated net realized gain on investment..............................        113,344
    Net unrealized appreciation of investment................................     39,992,206
                                                                               -------------
                                                                               $ 125,670,350
                                                                               -------------
                                                                               -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
  ($125,670,350  DIVIDED BY 6,047,797 shares)................................  $       20.78
                                                                               -------------
                                                                               -------------

DOMINI SOCIAL EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME FROM PORTFOLIO:
    Investment income from Portfolio..........................................  $   866,568
    Expenses from Portfolio...................................................     (172,047)
                                                                                -----------
        Net Income from Portfolio.............................................      694,521
EXPENSES (NOTES 1 AND 2):
    Expense payment fee.......................................................      331,572
                                                                                -----------
NET INVESTMENT INCOME.........................................................      362,949
                                                                                -----------
NET REALIZED AND UNREALIZED GAIN FROM PORTFOLIO:
    Net realized gain from Portfolio..........................................      200,891
    Net change in unrealized appreciation from Portfolio......................   22,578,335
                                                                                -----------
    Net realized and unrealized gain from Portfolio...........................   22,779,226
                                                                                -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS....................................  $23,142,175
                                                                                -----------
                                                                                -----------

                       See Notes to Financial Statements

DOMINI SOCIAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS
                                                                                    ENDED           YEAR ENDED
                                                                              DECEMBER 31, 1996   JULY 31, 1996
                                                                             -------------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................................................   $         362,949   $      738,651
    Net realized gain from Portfolio.......................................             200,891          678,218
    Net change in unrealized appreciation from Portfolio...................          22,578,335        7,655,739
                                                                             -------------------  --------------
        Net Increase in Net Assets from Operations.........................          23,142,175        9,072,608
                                                                             -------------------  --------------
FROM DISTRIBUTIONS AND DIVIDENDS:
    Dividends to shareholders from net investment income...................            (366,662)        (703,445)
    Distributions to shareholders from net realized gain...................            (665,632)        (349,085)
                                                                             -------------------  --------------
        Net Decrease in Net Assets from Distributions and Dividends........          (1,032,294)      (1,052,530)
                                                                             -------------------  --------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares...........................................          29,572,811       36,711,039
    Net asset value of shares issued in reinvestment of dividends and
      distributions........................................................             864,408          831,237
    Payments for shares redeemed...........................................          (7,791,971)     (19,284,669)
                                                                             -------------------  --------------
        Net Increase in Net Assets from Capital Share Transactions.........          22,645,248       18,257,607
                                                                             -------------------  --------------
            Total Increase in Net Assets...................................          44,755,129       26,277,685
NET ASSETS:
    Beginning of year......................................................          80,915,221       54,637,536
                                                                             -------------------  --------------
    End of year (including undistributed net investment income of $70,562
      and $74,275, respectively)...........................................   $     125,670,350   $   80,915,221
                                                                             -------------------  --------------
                                                                             -------------------  --------------
OTHER INFORMATION
SHARE TRANSACTIONS:
    Sold...................................................................           1,558,900        2,236,871
    Issued in reinvestment of dividends and distributions..................              44,147           50,571
    Redeemed...............................................................            (399,510)      (1,122,922)
                                                                             -------------------  --------------
    Net increase...........................................................           1,203,537        1,164,520
                                                                             -------------------  --------------
                                                                             -------------------  --------------

                       See Notes to Financial Statements

DOMINI SOCIAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   SIX MONTHS
                                                      ENDED
                                                  DECEMBER 31,                           YEAR ENDED JULY 31,
                                                      1996         ----------------------------------------------------------------
                                                   (UNAUDITED)        1996         1995         1994         1993          1992
                                                 ---------------   ----------   ----------   ----------   ----------   ------------
Net Asset Value, beginning of year.............     $  16.70       $ 14.85      $ 12.13      $ 12.00      $ 11.06           $ 9.95
                                                 ---------------   ----------   ----------   ----------   ----------   ------------
Income from investment operations:
    Net investment income......................        0.065         0.163        0.172        0.175        0.137            0.117
    Net realized and unrealized gain on
      investments..............................        4.198         1.927        2.825        0.178        0.968            1.106
                                                 ---------------   ----------   ----------   ----------   ----------   ------------
Total income from investment operations........        4.263         2.090        2.997        0.353        1.105            1.223
                                                 ---------------   ----------   ----------   ----------   ----------   ------------
Less distributions and dividends:
    Dividends to shareholders from net
      investment income........................      (0.065)       (0.158)      (0.195)      (0.150)      (0.150)          (0.113)
    Distributions to shareholders from net
      realized gain............................      (0.118)       (0.082)      (0.082)      (0.073)      (0.015)          --
                                                 ---------------   ----------   ----------   ----------   ----------   ------------
Total distributions............................      (0.183)       (0.240)      (0.277)      (0.223)      (0.165)          (0.113)
                                                 ---------------   ----------   ----------   ----------   ----------   ------------
Net asset value, end of year...................     $  20.78       $ 16.70      $ 14.85      $ 12.13      $ 12.00           $11.06
                                                 ---------------   ----------   ----------   ----------   ----------   ------------
                                                 ---------------   ----------   ----------   ----------   ----------   ------------
Ratios/supplemental data
    Total return...............................        25.59%        14.11%       25.10%        2.90%       10.00%           12.30%
    Net assets, end of year (in 000's).........     $125,670       $80,915      $54,638      $31,369      $17,229           $7,174
Expenses expressed as a percentage of net
 assets:
    Total expenses.............................         1.07%1,2,3    1.16%2,3     1.15%3       1.03%3       0.90%3           0.75%3
    Expenses paid by Fund......................         0.98%         0.98%        0.90%        0.75%        0.75%            0.75%
    Ratio of net investment income to average
      net assets...............................         1.07%         1.01%        1.38%        1.67%        1.41%            1.53%

------------------------------------------------------------------------------------------------------------------

(1) Annualized.

(2) Total expenses include Portfolio custody fees which were reduced by an expense offset arrangement. These offsets reduced expenses paid by the Fund by 0.05% in the six months ended January 31, 1997 and 0.09% for the year ended July 31, 1996.

(3) Total expenses include expenses waived by the advisor and administrator in fiscal years ended through July 31, 1995 and expenses paid by the administrator or sponsor in excess of expense payment fees in the year ended July 31, 1996 and thereafter.

                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1997
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES. Domini Social Equity Fund (the "Fund"), formerly the Domini Social Index Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as an open-end management investment company. The Fund invests substantially all of its assets in the Domini Social Index Portfolio (the "Portfolio"), an open-end, diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (74.3% at January 31, 1997). The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The presentation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund's significant accounting policies.

    A. VALUATION OF INVESTMENTS. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    B. INVESTMENT INCOME AND DIVIDENDS TO SHAREHOLDERS. The Fund earns income daily, net of Portfolio expenses, on its investments in the Portfolio. Dividends to shareholders are declared and paid semiannually from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually.

    C. FEDERAL TAXES. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    D. DEFERRED ORGANIZATION EXPENSES. Organization costs are being amortized on a straight-line basis over a five-year period. The amount paid by the Fund on any redemption of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses which the number of the initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption. To the extent that the proceeds of the redemptions are less than such pro rata portion of any unamortized organization expenses, Signature Broker-Dealer Services, Inc. ("Signature"), the Administrator and Distributor of the Fund, has agreed to reimburse the Fund for such difference.

    E. OTHER. All net investment income of the Portfolio is allocated pro rata among the Fund and the other investors in the Portfolio.

2.  TRANSACTIONS WITH AFFILIATES.

    A. ADMINISTRATION. The Fund has retained Signature to serve as Administrator and Distributor. Signature provided administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers and Trustees affiliated with Signature. For its services and facilities, Signature receives fees computed and paid monthly from the Fund at an annual rate equal to 0.20% of the average daily net assets of the Fund for the Fund's then-current fiscal year. Prior to October 4, 1996 Signature received fees computed daily and paid monthly at an annual rate equal to 0.15% of the average daily net assets of the Fund.

    B. DISTRIBUTION. The Trustees have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Signature acts as agent of the Fund and principal underwriter of shares of the Fund pursuant to the Plan. Under the Plan, Signature may receive a fee from the Fund at an annual rate not to exceed 0.25% of the Fund's average daily net assets in anticipation of, or as reimbursement for, costs and expenses incurred in connection with the sale of shares of the Fund.

    C. EXPENSE PAYMENT FEE. The Administrator pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.98% of the Fund's average daily net assets. For the six months ended January 31, 1997, Signature incurred $320,578 in expenses on behalf of the Fund, including the Fund's share of the Portfolio's expenses. The expense payment agreement will terminate on December 31, 1999 unless sooner terminated on mutual consent of the parties.

3. INVESTMENT TRANSACTIONS. Additions and reductions in the Fund's investment in the Portfolio aggregated $29,610,404 and $8,268,818, respectively.

PORTFOLIO INVESTMENT ADVISER
Kinder, Lydenberg, Domini & Co., Inc.
129 Mt. Auburn Street
Cambridge, MA 02138
(617) 547-7479

PORTFOLIO INVESTMENT MANAGER
Mellon Equity Associates
500 Grant Street, Suite 3700
Pittsburgh, PA 15258

ADMINISTRATOR AND DISTRIBUTOR
Signature Broker-Dealer Services, Inc.
6 St. James Avenue
Boston, MA 02116
(800) 762-6814

CUSTODIAN
Investors Bank & Trust Company
89 South Street
Boston, MA 02111

TRANSFER AGENT
Fundamental Shareholder Services, Inc.
90 Washington Street
New York, NY 10006
(800) 782-4165

AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street
Boston, MA 02110

                    SEMIANNUAL
                      REPORT

                 JANUARY 31, 1997

              THOUSANDS OF STARFISH
                HAD WASHED ASHORE.
        A LITTLE GIRL BEGAN THROWING THEM
        IN THE WATER SO THEY WOULDN'T DIE.
      "DON'T BOTHER, DEAR" HER MOTHER SAID,
            "IT WON'T REALLY MAKE ANY
          DIFFERENCE." THE GIRL STOPPED
            FOR A MOMENT AND LOOKED AT
            THE STARFISH IN HER HAND.
            "IT WILL MAKE A DIFFERENCE
                  TO THIS ONE."
                        *

         RECYCLED LOGO Printed on Recycled Paper

                                                          INVESTING FOR GOOD-SM-

--------------------------------------------------------------------------------
                                           THE DOMINI SOCIAL EQUITY FUND